FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Hansberger Global Investors, Inc.
401 East Las Olas Blvd.
Suite 1700
Fort Lauderdale, Florida 33301

13F File Number:	28-6508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

David Lemanski
Chief Administrative Officer
954-522-5150

Signature, Place and Date of Signing:

David Lemanski, Fort Lauderdale, Florida, April 17, 2013

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:  None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13 F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total:      533,723 (Thousands)

List of Other Included Managers:

No. Form 13F File Number  Name


                                                                  Value    Share/   SH/   PUT/ Invest  Other  Vote           Auth.
          Name of Issuer             Title of Class      CUSIP   (x$1000) Prn Amt   PRN   CALL Discr    Man.  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                            SPONSORED ADR      000375204      1947    85534  SH          SOLE          85534       0       0
AIXTRON AKTIENGESELLSCHAFT         SPONSORED ADR      009606104      1155    78753  SH          SOLE          78753       0       0
COMPANHIA DE BEBIDAS DAS AME       SPONSORED ADR      20441W203      2512    59342  SH          SOLE          59342       0       0
AMERICA MOVIL SAB DE CV            SPON ADR L SHS     02364W105      3769   179814  SH          SOLE         179814       0       0
ANHEUSER BUSCH INBEV SA/NV         SPONSORED ADR      03524A108      5171    51944  SH          SOLE          39527       0   12417
ARM HLDGS PLC                      SPONSORED ADR      042068106      1019    24046  SH          SOLE          24046       0       0
BANCO BRADESCO S A                 SP ADR PFD NEW     059460303      7729   454093  SH          SOLE         397519       0   56574
BANCOLOMBIA S A                    SPON ADR PREF      05968L102      2475    39129  SH          SOLE          39129       0       0
BANK OF NOVA SCOTIA HALIFAX        COM                064149107     48291   828849  SH          SOLE         620910       0  207939
BARCLAYS PLC                       ADR                06738E204      1292    72768  SH          SOLE          72768       0       0
BANCO DE CHILE                     SPONSORED ADR      059520106      1288    13584  SH          SOLE          13584       0       0
BHP BILLITON LTD                   SPONSORED ADR      088606108      1845    26968  SH          SOLE          26968       0       0
CAMECO CORP                        COM                13321L108     68640  3303191  SH          SOLE         2556785      0  746406
CANADIAN NATL RY CO                COM                136375102      4920    49050  SH          SOLE          34699       0   14351
CANON INC                          ADR                138006309      1156    31498  SH          SOLE          31498       0       0
CARNIVAL PLC                       ADR                14365C103       895    25562  SH          SOLE          25562       0       0
COMPANHIA BRASILEIRA DE DIST       SPN ADR PFD CL A   20440T201      3085    57909  SH          SOLE          57909       0       0
CHINA UNICOM (HONG KONG) LTD       SPONSORED ADR      16945R104      2057   152602  SH          SOLE         152602       0       0
COMPANIA CERVECERIAS UNIDAS        SPONSORED ADR      204429104      3301    99792  SH          SOLE          99792       0       0
COPA HOLDINGS SA                   CL A               P31076105      1017     8501  SH          SOLE           8501       0       0
CREDICORP LTD                      COM                G2519Y108      2584    15563  SH          SOLE          15563       0       0
CREDIT SUISSE GROUP                SPONSORED ADR      225401108      1662    63422  SH          SOLE          63422       0       0
DIAGEO P L C                       SPON ADR NEW       25243Q205      1399    11117  SH          SOLE          11117       0       0
EMPRESA NACIONAL DE ELCTRCID       SPONSORED ADR      29244T101      2888    54403  SH          SOLE          54403       0       0
GRUPO TELEVISA SA                  SPON ADR REP ORD   40049J206      9189   345304  SH          SOLE         288967       0   56337
GRIFOLS S A                        SPONSORED ADR      398438408      1429    49256  SH          SOLE          49256       0       0
HDFC BANK LTD                      ADR REPS 3 SHS     40415F101     55085  1472064  SH          SOLE         1188206      0  283858
HSBC HLDGS PLC                     SPON ADR NEW       404280406     69606  1304942  SH          SOLE         1071728      0  233214
ICICI BK LTD                       ADR                45104G104      4733   110321  SH          SOLE          85063       0   25258
INFOSYS LTD                        SPONSORED ADR      456788108      2503    46420  SH          SOLE          32859       0   13561
ISHARES TR                         MSCI EAFE IDX      464287465       713    12082  SH          SOLE          12082       0       0
ISHARES TR                         MSCI EMERG MKT     464287234       694    16219  SH          SOLE          16219       0       0
ITAU UNIBANCO BANCO MULTIPL SA     SPONS ADR          465562106     62861  3531532  SH          SOLE         2919857      0  611675
KB FINANCIAL GROUP INC             SPONSORED ADR      48241A105      1440    43578  SH          SOLE          22500       0   21078
MANULIFE FINL CORP                 COM                56501R106     59079  4013529  SH          SOLE         3064457      0  949072
NICE SYS LTD                       SPONSORED ADR      653656108     57209  1553317  SH          SOLE         1295957      0  257360
NOVO-NORDISK A S                   ADR                670100205      1270     7861  SH          SOLE           7861       0       0
PETROLEO BRASILEIRO SA PETRO       SPONSORED ADR      71654V408      4249   256418  SH          SOLE         256418       0       0
PETROLEO BRASILEIRO SA PETROBR     SP ADR NON VTG     71654V101      2513   138466  SH          SOLE         138466       0       0
POTASH CORP SASK INC               COM                73755L107      2610    66497  SH          SOLE          47069       0   19428
PRUDENTIAL PLC                     ADR                74435K204      2037    62958  SH          SOLE          62958       0       0
SAP AG                             SPON ADR           803054204      2722    33792  SH          SOLE          19188       0   14604
STERLITE INDS INDIA LTD            ADS                859737207      1515   217098  SH          SOLE         217098       0       0
SUNCOR ENERGY INC                  COM                867224107      4031   134325  SH          SOLE         101888       0   32437
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR      874039100      4259   247746  SH          SOLE         169955       0   77791
TELEFONICA BRASIL SA               SPONSORED ADR      87936R106      2106    78954  SH          SOLE          78954       0       0
TOYOTA MOTOR CORP                  SP ADR REP2COM     892331307      2627    25591  SH          SOLE          25591       0       0
VALE S A                           ADR                91912E105      1308    75644  SH          SOLE          75644       0       0
VALE S A                           ADR REPSTG PFD     91912E204      4277   258748  SH          SOLE         258748       0       0
VODAFONE GROUP PLC NEW             SPONS ADR NEW      92857W209      1561    54937  SH          SOLE              0       0   54937